Share Plans (Tables)	12 Months Ended
Sep. 26, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Incentive Equity Awards Issued Upon Completion of Conversion
Mallinckrodt incentive equity awards issued upon completion of the Conversion and the related weighted-average grant date fair value is presented below:

	Awards	Weighted-Average Grant-Date Fair Value
Share options	2,399,822	$7.96
Restricted share units	575,213	38.97

Schedule of Share Option Awards Status Upon Completion of the Conversion
A summary of the status of the Company's share option awards upon completion of the Conversion on June 28, 2013 is presented below:

	Shares Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at June 28, 2013	2,399,822	$35.94	8.0	$22.9
Exercisable at June 28, 2013	550,097	30.94	5.9	8.0

Schedule of the Valuation Assumptions Used in the Conversion
The weighted-average assumptions used in the Black-Scholes pricing model for shares granted in fiscal 2014, along with the weighted-average grant-date fair value, were as follows:

2014
Expected share price volatility	32%
Risk-free interest rate	1.96%
Expected annual dividend per share	—%
Expected life of options (in years)	5.5
Fair value per option	$17.38
The weighted-average assumptions used in the Black-Scholes pricing model for determining the fair value of the share option awards immediately before and immediately after the Separation were as follows:

	Pre- Separation	Post- Separation
Expected share price volatility	26%	32%
Risk-free interest rate	0.99%	0.99%
Expected annual dividend per share	1.65%	—
Expected life of options (in years)	3.8	3.8
Fair value per option	$18.04	$16.51
Share option awards	1,745,258	2,399,822

Schedule of Share Option Activity
Share option activity and information is as follows:

	Share Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at September 27, 2013	2,760,231	$37.30
Granted	675,921	52.63
Converted from Questcor Acquisition	1,292,736	25.08
Exercised	(878,330)	30.96
Expired/Forfeited	(323,769)	41.83
Outstanding at September 26, 2014	3,526,789	36.84	6.4	$187.5

Vested and unvested expected to vest as of September 26, 2014	3,362,751	36.27	6.5	180.7
Exercisable at September 26, 2014	832,680	31.32	4.7	48.8

Share-based Compensation, Performance Shares Award Outstanding Activity
PSU activity is as follows (1):

	Shares	Weighted-Average Grant-Date Fair Value
Non-vested at September 27, 2013	—	$—
Granted	79,230	63.40
Performance metric adjustment	—	—
Vested	—	—
Forfeited	(6,490)	62.65
Non-vested at September 26, 2014	72,740	63.46
(1)    The number of shares disclosed within this table are at the target number of 100%.

Schedule of Share-based Payment Award, Performance Share Awards, Valuation Assumptions	The assumptions used in the Monte Carlo model for PSUs granted during each year were as follows:

2014
Expected stock price volatility	28%
Peer group stock price volatility	33%
Correlation of returns	17%

Schedule of Restricted Share Unit Activity
RSU activity is as follows:

	Shares	Weighted-Average Grant-Date Fair Value
Non-vested at June 28, 2013	724,269	$40.62
Granted	229,281	55.40
Converted from Questcor Acquisition	30,747	70.88
Vested	(300,237)	34.77
Forfeited	(94,838)	42.48
Non-vested at September 26, 2014	589,222	47.88
The grant-date fair value of RSAs, adjusted for estimated forfeitures, is recognized as expense on a straight-line basis over the service period.

	Shares	Weighted-Average Grant-Date Fair Value
Non-vested at September 27, 2013	—	$—
Granted	—	—
Converted from Questcor Acquisition	1,829,164	70.88
Vested	(390,731)	70.88
Forfeited	(6,402)	70.88
Non-vested at September 26, 2014	1,432,031	70.88